CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,815)	$ (1,013)	$ (4,353)	$ (6,644)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense (recovery)	7	(16)	(3)	18
Depreciation and amortization	112	75	361	34
Issuance of warrants in connection with settlement of claim	0	0	0	3,622
Stock based compensation	430	198	645	870
Changes in operating assets and liabilities:
Inventory	85	(88)	(4)	(520)
Accounts receivable	(65)	96	13	(50)
Other current assets	(49)	8	(144)	(24)
Accounts payable	113	(239)	(337)	187
Deferred revenue	25	(225)	(413)	121
Accrued liabilities	(126)	(70)	513	(168)
Other assets	(30)	84	55	(180)
Total adjustments	502	(177)	299	3,910
Net cash used in operating activities	(1,313)	(1,190)	(3,666)	(2,734)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs	0	0	0	(260)
Additions to fixed assets	(101)	(130)	(552)	(444)
Net cash used in investing activities	(101)	(130)	(552)	(704)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing	0	0	86	0
Proceeds from issuance of common stock	0	0	0	1,767
Proceeds from options and warrants exercised	1,648	146	3,102	818
Payments on notes and loan payables	(169)	(22)	(125)	(215)
Net cash provided by financing activities	1,479	124	3,063	2,370
NET CHANGE IN CASH AND CASH EQUIVALENTS	65	(1,196)	(1,155)	(1,068)
CASH AND CASH EQUIVALENTS, beginning of year	1,044	2,200	2,200	3,268
CASH AND CASH EQUIVALENTS, end of period	1,109	1,004	1,044	2,200
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	4	5	48	183
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as board compensation	463	0	0	0
Acquisition of minority interest	0	0	104	0
Conversion of accrued expenses into common stock	0	0	162	27
Purchase of fixed assets by issuing notes payable	0	0	50	0
Conversion of interest to principal	0	0	0	63
Deemed dividends in the form of warrants to purchase common stock.	$ 0	$ 0	$ 2,656	$ 0